Financing Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term debt including the weighted average interest rate
The following table summarizes the Company’s short-term debt including the weighted average interest rate on short-term borrowings outstanding as of the dates indicated:

			Weighted Average Rate
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Commercial paper	$4.0	$192.0	1.10%	1.22%
Current portion of long-term debt(1)	317.2	872.6	4.19%	2.42%
Total	$321.2	$1,064.6
(1) See "Affiliated Financing Agreements" in the Related Party Transactions Note to these Condensed Consolidated Financial Statements.

The following table summarizes the Company’s short-term debt including the weighted average interest rate on short-term borrowings outstanding as of December 31, 2012 and 2011:

			Weighted Average Rate
	2012	2011	2012	2011
Commercial paper	$192.0	$554.6	1.22%	1.19%
Current portion of long-term debt(1)(2)	872.6	500.0	2.42%	0.49%
Total	$1,064.6	$1,054.6
(1) See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
(2) See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.

Guaranteed debt obligations
The following amounts guaranteed by ING Group or ING V are included with the Company’s debt obligations as of the dates indicated:

	March 31, 2013	December 31, 2012
Commercial paper	$4.0	$192.0
Lion Connecticut Holdings Inc. debentures(1)	637.2	636.9
Total	$641.2	$828.9
(1) ING Group is guarantor to outstanding legacy debt securities originally issued by Aetna Services, Inc. (formerly Aetna Life and Casualty).

The following amounts guaranteed by ING Group or ING V are included with the Company’s debt obligations as of December 31, 2012 and 2011:

	2012	2011
Commercial paper	$192.0	$554.6
Lion Connecticut Holdings Inc. debentures(1)	636.9	635.8
Total	$828.9	$1,190.4
(1) ING Group is guarantor to outstanding legacy debt securities originally issued by Aetna Services, Inc. (formerly Aetna Life and Casualty).

Long-term debt securities issued and outstanding
The following table summarizes the carrying value of the Company’s long-term debt securities issued and outstanding as of the dates indicated:

	Maturity	March 31, 2013	December 31, 2012
2.20% Syndicated Bank Term Loan, due 2014(1)	04/20/2014	$425.0	$1,350.0
6.75% Lion Connecticut Holdings Inc. debentures, due 2013(2)	09/15/2013	138.5	138.3
7.25% Lion Connecticut Holdings Inc. debentures, due 2023(2)	08/15/2023	158.2	158.1
7.63% Lion Connecticut Holdings Inc. debentures, due 2026(2)	08/15/2026	231.9	231.9
8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	04/01/2027	13.9	13.9
6.97% Lion Connecticut Holdings Inc. debentures, due 2036(2)	08/15/2036	108.6	108.6
2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	04/29/2016	500.0	500.0
1.00% Windsor Property Loan	06/14/2027	4.9	4.9
0.96% Surplus Floating Rate Note	12/31/2037	—	359.3
0.93% Surplus Floating Rate Note(3)	06/30/2037	329.1	329.1
5.5% Senior Notes, due 2022	07/15/2022	849.6	849.6
2.9% Senior Notes, due 2018	02/15/2018	998.3	—
Subtotal		3,758.0	4,043.7
Less: Current portion of long-term debt		317.2	872.6
Total		$3,440.8	$3,171.1
(1) On May 21, 2013, the outstanding loan balance was repaid.
(2) Guaranteed by ING Group.
(3) On April 19, 2013, the note was repaid.

The following table summarizes the carrying value of the Company’s long-term debt securities issued and outstanding as of December 31, 2012 and 2011:

	Maturity	2012	2011
2.21% Syndicated Bank Term Loan, due 2014(1)	04/20/2014	$1,350.0	$—
6.75% Lion Connecticut Holdings Inc. debentures, due 2013(2)	09/15/2013	138.3	137.9
7.25% Lion Connecticut Holdings Inc. debentures, due 2023(2)	08/15/2023	158.1	157.6
7.63% Lion Connecticut Holdings Inc. debentures, due 2026(2)	08/15/2026	231.9	231.6
8.42% Equitable of Iowa Companies Capital Trust II notes, due 2027	04/01/2027	13.9	14.0
6.97% Lion Connecticut Holdings Inc. debentures, due 2036(2)	08/15/2036	108.6	108.7
2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016(3)	04/29/2016	500.0	500.0
1.00% Windsor Property Loan	06/14/2027	4.9	4.9
0.96% Surplus Floating Rate Note(4)	12/31/2037	359.3	359.3
0.96% Surplus Floating Rate Note	06/30/2037	329.1	329.1
5.5% Senior Notes, due 2022	07/15/2022	849.6	—
Subtotal		4,043.7	1,843.1
Less: Current portion of long-term debt		872.6	500.0
Total		$3,171.1	$1,343.1
(1) See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
(2) Guaranteed by ING Group.
(3) See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.
(4) On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.

Future principal payments of long-term debt
Aggregate amounts of future principal payments of long-term debt for the next five years and thereafter are as follows:

2013(1)	$—
2014	975.0
2015	—
2016	500.0
2017	—
Thereafter	1,703.1
Total	$3,178.1
(1) Excludes current portion of long-term debt.

Credit facilities
The following table outlines the Company's credit facilities, their dates of expiration, capacity and utilization as of March 31, 2013:

	Secured/ Unsecured	Committed/ Uncommitted	Expiration	Capacity	Utilization	Unused Commitment
Obligor / Applicant
ING U.S., Inc.(1) (2)	Unsecured	Committed	4/20/2015	$3,500.0	$2,220.8	$1,279.2
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC(1)	Unsecured	Uncommitted	2/28/2013	1,605.0	15.0	—
Security Life of Denver International Limited(1)(3)	Unsecured	Uncommitted	12/31/2031	1,500.0	1,500.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	8/19/2021	750.0	750.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	11/9/2021	750.0	750.0	—
Security Life of Denver International Limited(1)	Unsecured	Committed	12/31/2013	825.0	825.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/27/2022	500.0	500.0	—
ING U.S., Inc. / Security Life of Denver International Limited(1)	Unsecured	Uncommitted	6/30/2013	300.0	225.6	—
ReliaStar Life Insurance Company	Secured	Committed	Conditional	265.0	265.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/31/2025	475.0	475.0	—
ING U.S., Inc.	Unsecured	Uncommitted	Various dates	2.1	2.1	—
ING U.S., Inc.	Secured	Uncommitted	Various dates	10.0	4.7	—
ING U.S., Inc. / Roaring River III LLC	Unsecured	Committed	6/30/2022	1,151.2	488.0	663.2
ING U.S., Inc. / Roaring River II LLC	Unsecured	Committed	12/31/2019	995.0	485.0	510.0
Total				$12,628.3	$8,506.2	$2,452.4

Secured facilities				$275.0	$269.7	$—
Unsecured and uncommitted				3,407.1	1,742.7	—
Unsecured and committed				8,946.2	6,493.8	2,452.4
Total				$12,628.3	$8,506.2	$2,452.4

ING Bank				$4,480.0	$2,724.2	$91.4
(1) Refer to the Related Party Transactions Note to these Condensed Consolidated Financial Statements for information.
(2) On April 16, 2013, $305.0 of additional LOCs were issued to replace the WWIII Note which was cancelled.
(3) On May 14, 2013, the $1.5 billion contingent capital LOC facility was terminated. See the Subsequent Events Note to these Condensed Consolidated Financial Statements.

The following table outlines the Company's credit facilities, their dates of expiration, capacity and utilization as of December 31, 2012:

	Secured/ Unsecured	Committed/ Uncommitted	Expiration	Capacity	Utilization	Unused Commitment
Obligor / Applicant
ING U.S., Inc.(1)	Unsecured	Committed	4/20/2015	$3,500.0	$1,953.8	$1,546.2
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC(1)	Unsecured	Uncommitted	2/28/2013	1,605.0	30.1	—
Security Life of Denver International Limited(1)	Unsecured	Uncommitted	12/31/2031	1,500.0	1,500.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	8/19/2021	750.0	750.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	11/9/2021	750.0	750.0	—
Security Life of Denver International Limited(1)	Unsecured	Committed	12/31/2013	825.0	825.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/27/2022	500.0	500.0	—
ING U.S., Inc. / Security Life of Denver International Limited(1) (2)	Unsecured	Uncommitted	6/30/2013	300.0	225.6	—
ReliaStar Life Insurance Company	Secured	Committed	Conditional	265.0	265.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/31/2025	475.0	475.0	—
ING U.S., Inc.	Unsecured	Uncommitted	Various dates	2.1	2.1	—
ING U.S., Inc.	Secured	Uncommitted	Various dates	10.0	4.7	—
ING U.S., Inc. / Roaring River III LLC	Unsecured	Committed	6/30/2022	1,151.2	445.0	706.2
ING U.S., Inc. / Roaring River II LLC	Unsecured	Committed	12/31/2019	995.0	465.0	530.0
Total				$12,628.3	$8,191.3	$2,782.4

Secured facilities				$275.0	$269.7	$—
Unsecured and uncommitted				3,407.1	1,757.8	—
Unsecured and committed				8,946.2	6,163.8	2,782.4
Total				$12,628.3	$8,191.3	$2,782.4

ING Bank				$4,480.0	$2,720.2	$110.4
(1) Refer to the Related Party Transactions note to these Consolidated Financial Statements for information.
(2) This facility was amended on October 4, 2012 to extend the availability to issue LOCs until June 30, 2013.